Accrued Expenses and Other Current Liabilities	12 Months Ended
Dec. 31, 2022
Accrued Liabilities, Current [Abstract]
Accrued Expenses and Other Current Liabilities

12. Accrued Expenses and Other Current Liabilities

Accrued expenses and other current liabilities are comprised of (in thousands):

	As of December 31,
	2021	2022
	RMB	RMB
Deposits from advertising agencies and customers	16,518	12,114
Accrued professional fees	3,334	3,545
Advertising and promotion expenses payables and accruals	5,036	1,267
General operating expenses payables and accruals	65,755	49,799
Deposits from potential house buyers	17,217	10,113
Others	15,383	12,204
Total	123,243	89,042

As the agent of real estate developers, the Group sells coupons issued by real estate developers that enable individual property buyers to purchase specified properties from real estate developers at a discounted price. Coupons purchase price are collected initially by the Group upfront from the property buyers, and subsequently, the coupon purchase price will be remitted to the real estate developers when property buyers use the coupons to purchase the specified properties, or will be refunded to property buyers if they decide not to buy. The coupons purchase price paid by the property buyers are recorded in accrued expenses and other current liabilities in the Group's consolidated balance sheets. The Group recognizes revenues on a net basis when property buyers use the coupons to purchase the specified properties.